9. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Property Equipment And Leasehold Improvements Net Details Narrative
Depreciation, Depletion and Amortization	$ 919	$ 978	$ 1,877	$ 1,966